SHAREHOLDERS' EQUITY (Options Granted to Non-Employee Consultants) (Details) (Non-Employee Stock Option [Member], USD $)	12 Months Ended
Dec. 31, 2013
September 9, 2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	5,293
Exercise price	$ 0.30
Exercisable	5,293
Exercisable Through	Sep. 09, 2017
November 21, 2008 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	3,570
Exercise price	$ 0.16
Exercisable	3,570
Exercisable Through	Nov. 21, 2018
May 12, 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	6,750
Exercise price	$ 0.16
Exercisable	6,750
Exercisable Through	May 12, 2019
January 25, 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	33,000
Exercise price	$ 0.67
Exercisable	24,938
Exercisable Through	Jan. 25, 2021
January 9, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	5,400
Exercise price	$ 2.34
Exercisable	5,400
Exercisable Through	Jan. 09, 2023
February 13, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	10,000
Exercise price	$ 2.34
Exercisable	10,000
Exercisable Through	Feb. 13, 2023